Stockholders Equity (Details) - $ / shares	1 Months Ended	6 Months Ended
	Apr. 30, 2024	Jun. 30, 2024	Apr. 22, 2024
Stockholders Equity
Risk-free interest rate	5.39%	5.34%
Expected life	5 years 6 months	5 years 3 months 18 days
Share price		$ 0.81	$ 0.64
Volatility	132.00%	126.00%